Property and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ifrs Statement [Line Items]
Beginning balance	$ 6,440	$ 6,090	$ 5,318
Additions	214	455	464
Additions through business combinations			329
Impairment	(451)	(125)
Disposals	(5,213)
Effects of movement in exchange rate	2	20	(21)
Ending balance	992	6,440	6,090
ACCUMULATED DEPRECIATION
Beginning balance	5,339	4,904	4,426
Depreciation	340	472	478
Ending balance	466	5,339	4,904
Property and equipment	526	1,101
Accumulated depreciation and amortisation [member]
Ifrs Statement [Line Items]
Impairment		(37)
Computer equipment [Member]
Ifrs Statement [Line Items]
Beginning balance	3,175	2,823	2,083
Additions	214	455	462
Additions through business combinations			298
Impairment	(239)	(125)
Disposals	(2,160)
Effects of movement in exchange rate	2	22	(20)
Ending balance	992	3,175	2,823
ACCUMULATED DEPRECIATION
Beginning balance	2,313	1,947	1,547
Depreciation	313	403	400
Ending balance	466	2,313	1,947
Property and equipment	526	862
Computer equipment [Member] | Accumulated depreciation and amortisation [member]
Ifrs Statement [Line Items]
Impairment		(37)
Furniture and fixtures [member]
Ifrs Statement [Line Items]
Beginning balance	1,210	1,212	1,180
Additions			2
Additions through business combinations			31
Impairment	(212)
Disposals	(998)
Effects of movement in exchange rate		(2)	(1)
Ending balance		1,210	1,212
ACCUMULATED DEPRECIATION
Beginning balance	971	902	824
Depreciation	27	69	78
Ending balance		971	902
Property and equipment		239
Leasehold improvements [Member]
Ifrs Statement [Line Items]
Beginning balance	2,055	2,055	2,055
Disposals	(2,055)
Ending balance		2,055	2,055
ACCUMULATED DEPRECIATION
Beginning balance	$ 2,055	2,055	2,055
Ending balance		$ 2,055	$ 2,055